Interest and Finance Costs	12 Months Ended
Dec. 31, 2020
Interest and Finance Costs [Abstract]
Interest and Finance Costs

10.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2020	2019	2018
Interest expense on bank debt (Note 7)	$1,710	$416	$-
Amortization of deferred financing costs	325	154	-
Commitment fees and other	54	81	-
Total	$2,089	$651	$-

For 2018, interest and finance costs of $11,520 are included in Net income / (loss) of discontinued operations, as these costs were attributable to loans in connection with the Company’s container vessels (Note 3).